SCHEDULE OF CAPITALIZED COSTS INCURRED IN OIL AND GAS PRODUCING ACTIVITIES (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Subsequent Events [Abstract]
Proved	$ 6,496,427	$ 5,520,542
Unevaluated wells in progress	3,244,653	4,936,352	$ 5,868,137
Less accumulated depletion and impairment	(5,211,250)	(3,225,527)
Net capitalized costs	$ 4,529,830	$ 7,231,367